Note 8 - Income Taxes (Details) - Reconciliation of the Income Tax Benefit (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the Income Tax Benefit [Abstract]
U.S. federal statutory rate applied to pretax loss	$ (725,948)	$ (797,921)	$ (934,092)
Permanent differences	2,674	4,216	(77,200)
Research and development credits		32,675	59,959
Change in valuation allowance	$ 723,274	$ 761,030	$ 951,333